Equity Incentive Plan - Company's Equity Incentive Plans (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Feb. 08, 2007 Equity Incentive Plan 2007 [Member]	Feb. 23, 2010 Equity Incentive Plan 2010 [Member]	Aug. 31, 2011 Equity Incentive Plan 2011 [Member]
Equity Incentive Plan [Line Items]
Total shares authorized		2,000,000	2,000,000	2,000,000
Unrecognized compensation cost related to share-based compensation	$ 288
Expected period of recognition of unrecognized compensation cost	1 year 2 months 26 days